Description of Business, Organization, and Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2024
Description of Business, Organization, and Basis of Presentation [Abstract]
Schedule of Investment in Significant Subsidiaries

Investment in significant subsidiaries for the year ended December 31, 2024

Name of company	Place and date of incorporation/ establishment	Registered capital		Issued and fully paid up capital		Percentage of equity attributable to the Group		Principal activities
						Direct	Indirect

Sincere Fame International Limited 诚名国际有限公司	British Virgin Islands October 6, 2006	USD	1,230,434	USD	1,230,434	100%	-	Investment Holding

China Financial Services Group Limited 泛华金融服务集团 有限公司	Hong Kong August 28, 2000	HKD	100,000,000	HKD	100,000,000	-	100%	Investment Holding

Fanhua Chuang Li Information Technology (Shenzhen) Co., Ltd. 泛华创利信息技术 (深圳) 有限公司	the PRC December 21, 1999	HKD	400,000,000	HKD	400,000,000	-	100%	Investment Holding

Shenzhen Fanhua United Investment Group Co., Ltd. 深圳泛华联合投资集团 有限公司	the PRC August 9, 2006	RMB	250,000,000	RMB	250,000,000	-	100%	Investment Holding

Guangzhou Anyu Mortgage Consulting Co., Ltd. 广州安宇按揭咨询 有限公司	the PRC January 23, 2003	RMB	2,220,000	RMB	2,220,000	-	100%	Micro credit and mortgage agency services

Chongqing Fengjie Financial Advisory Co., Ltd. 重庆丰捷财务咨询 有限公司	the PRC June 13, 2010	RMB	500,000	RMB	500,000	-	100%	Financial consultancy

Guangzhou Chengze Information Technology Co., Ltd. 广州诚泽信息科技 有限公司	the PRC December 11, 2006	RMB	3,000,000	RMB	3,000,000	-	100%	Software development and maintenance

Chongqing Liangjiang New Area Fanhua Micro-credit Co., Ltd. 重庆市两江新区泛华 小额贷款有限公司	the PRC December 26, 2011	USD	30,000,000	USD	30,000,000	-	100%	Micro credit and mortgage agency services

Shenzhen Fanhua Micro-credit Co., Ltd. 深圳泛华小额贷款 有限公司	the PRC March 15, 2012	RMB	300,000,000	RMB	300,000,000	-	100%	Micro credit and mortgage agency services
Name of company	Place and date of incorporation/ establishment	Registered capital		Issued and fully paid up capital		Percentage of equity attributable to the Group		Principal activities
						Direct	Indirect

Shenzhen Fanhua Fund Management Services Co., Ltd. 深圳泛华基金 管理服务有限公司	the PRC June 8, 2012	RMB	5,000,000	RMB	5,000,000	-	100%	Company register service

Guangzhou Heze Information Technology Co., Ltd. 广州和泽信息科技 有限公司	the PRC September 16, 2010	RMB	20,000,000	RMB	20,000,000	-	100%	Software development and maintenance

Beijing Lianxin Chuanghui Information Technology Co., Ltd. 北京联鑫创辉 信息技术有限公司	the PRC February 2, 2012	HKD	10,000,000	HKD	10,000,000	-	100%	Software development and maintenance

Shenzhen Fanlian Investment Co., Ltd. 深圳泛联投资有限公司	the PRC November 26, 2012	RMB	30,000,000	RMB	30,000,000	-	100%	Investment Holding

Fanhua Financial Leasing (Shenzhen) Co., Ltd. 泛华融资租赁 (深圳) 有限公司	the PRC September 4, 2012	USD	10,000,000	USD	10,000,000	-	100%	Business Advisory

Shenzhen Fanhua Chengyu Finance Service Co., Ltd. 深圳泛华诚誉金融配套 服务有限公司	the PRC March 15, 2013	RMB	10,000,000	RMB	10,000,000	-	100%	Labor outsourcing services

Beijing Fanhua Qilin Capital Management Co., Ltd. 北京泛华麒麟资本管理 有限公司	the PRC December 26, 2016	RMB	100,000,000	RMB	10,000,000	-	96%	Asset Management

Shijiazhuang Fanhua Financial Advisory Co., Ltd. 石家庄泛华财务咨询 有限公司	the PRC July 27, 2017	RMB	2,000,000		-	-	100%	Financial Consultancy
Name of company	Place and date of incorporation/ establishment	Registered capital		Issued and fully paid up capital	Percentage of equity attributable to the Group		Principal activities
					Direct	Indirect

Haikou Fanhua Financial Advisory Co., Ltd. 海口市泛华财务咨询有限公司	the PRC June 12, 2020	RMB	1,000,000	-	-	100%	Financial consultancy

Ganzhou Shenzhen Fanlian Financial Advisory Co., Ltd. 赣州深泛联财务咨询有限公司	the PRC August 8, 2020	RMB	1,000,000	-	-	100%	Financial consultancy

Fanhua Jinfu (Foshan) Co., Ltd. 泛华金服（佛山）有限公司	the PRC May 22, 2020	RMB	200,000,000	-	-	100%	Financial consultancy

Guangzhou Nansha Weisen Technology Co., Ltd 广州南沙区玮森科技有限公司	the PRC March 30, 2020	RMB	500,000	-	-	100%	Software development and maintenance

Wuxi Shenzhen Fanlian Enterprise Management Co., Ltd. 无锡深泛联企业管理有限公司	the PRC April 27, 2022	RMB	500,000	-	-	100%	Enterprise Management

Ningbo Lianyi Technological Advisory Co., Ltd. 宁波联亿科技咨询有限公司	the PRC November 24, 2022	RMB	50,000,000	-	-	100%	Financial consultancy

Shenfanlian Eighteenth District (Dongguan) Enterprise Management Co., Ltd 深泛联十八区（东莞）企业管理有限公司	the PRC June 06, 2023	RMB	1,000,000	-	-	100%	Enterprise Management

Shenfanlian Eightth District (Jinan) Enterprise Management Co., Ltd 深泛联八区（济南）企业管理有限公司	the PRC June 13, 2023	RMB	1,000,000	-	-	100%	Enterprise Management

Shenfanlian Second District (Shenzhen) Enterprise Management Co., Ltd 深泛联二区（深圳）企业管理有限公司	the PRC April 20, 2023	RMB	1,000,000	-	-	100%	Enterprise Management

ShenfanLian (Qingdao) Enterprise Management Co., Ltd 深泛联（青岛）企业管理有限公司	the PRC June 14, 2023	RMB	1,000,000	-	-	100%	Enterprise Management
Name of company	Place and date of incorporation/ establishment	Registered capital		Issued and fully paid up capital	Percentage of equity attributable to the Group		Principal activities
					Direct	Indirect

Fanhua fifteenth District (Zhongshan) Enterprise Management Co., Ltd 泛华十五区（中山）企业管理有限公司	the PRC July 11, 2023	RMB	500,000	-	-	100%	Enterprise Management

Shenfanlian eighth District (Tianjin) Enterprise Management Co., Ltd 深泛联八区（天津）企业管理有限公司	the PRC June 15, 2023	RMB	1,000,000	-	-	100%	Enterprise Management

Shenfanlian eighth District (Beijing) Enterprise Management Co., Ltd 深泛联八区（北京）企业管理有限公司	the PRC June 06, 2023	RMB	1,000,000	-	-	100%	Enterprise Management

Fanhua fourteenth District (Shenzhen) Enterprise Management Co., Ltd 泛华十四区（深圳）企业管理有限公司	the PRC July 24, 2023	RMB	500,000	-	-	100%	Enterprise Management

Shenfanlian seventh District (Nanning) Enterprise Management Co., Ltd 深泛联七区（南宁）企业管理有限公司	the PRC June 07, 2023	RMB	1,000,000	-	-	100%	Enterprise Management

Shenfanlian Seventeenth District (Hubei) Enterprise Management Co., Ltd 深泛联十七区（湖北）企业管理有限公司	the PRC June 19, 2023	RMB	1,000,000	-	-	100%	Enterprise Management

Fanhua first District (Huizhou) Enterprise Management Co., Ltd 泛华一区（惠州）企业管理有限公司	the PRC August 04, 2023	RMB	200,000	-	-	100%	Enterprise Management

Shenfanlian (Foshan) Enterprise Management Co., Ltd 深泛联（佛山）企业管理有限公司	the PRC July 17, 2023	RMB	500,000	-	-	100%	Enterprise Management

Fanxianzhi (Shanghai) Enterprise Management Co., Ltd 泛贤智（上海）企业管理有限公司	the PRC July 25, 2023	RMB	500,000	-	-	100%	Enterprise Management

Hefei Shenfanlian Twelveth District Enterprise Management Co., Ltd 合肥深泛联十二区企业管理有限公司	the PRC August 24, 2023	RMB	500,000	-	-	100%	Enterprise Management

Shenfanlian (Xi'an) Enterprise Management Co., Ltd 深泛联（西安）企业管理有限公司	the PRC June 19, 2023	RMB	500,000	-	-	100%	Enterprise Management

Shenfanlian Seventeenth District Enterprise Management Co., Ltd 深泛联十七区（深圳）企业管理有限公司	the PRC August 15, 2023	RMB	1,000,000	-	-	100%	Enterprise Management

Shenfanlian first district (Shenzhen) Enterprise Management Co., Ltd 一区深泛联（深圳）企业管理有限公司	the PRC June 26, 2023	RMB	1,000,000	-	-	100%	Enterprise Management

Shenfanlian (Zhengzhou) Enterprise Management Consulting Co., Ltd 深泛联（郑州）企业管理咨询有限公司	the PRC July 28, 2023	RMB	500,000	-	-	100%	Enterprise Management
Name of company	Place and date of incorporation/ establishment	Registered capital		Issued and fully paid up capital	Percentage of equity attributable to the Group		Principal activities
					Direct	Indirect

Shenfanlian first District (Quanzhou) Enterprise Management Co., Ltd 深泛联一区 (泉州) 企业管理有限公司	the PRC August 16, 2022	RMB	1,000,000	-	-	100%	Enterprise Management

Shenfan Shilu District (Kunming) Enterprise Management Co., Ltd 深泛拾陆区（昆明）企业管理有限公司	the PRC July 05, 2023	RMB	200,000	-	-	100%	Enterprise Management

Shenzhen Fanlian (Nanjing) Financial Consulting Services Co., Ltd 深泛联（南京）财务咨询服务有限公司	the PRC June 27, 2023	RMB	500,000	-	-	100%	Financial consultancy

Fanhua Fifteenth District (Chengdu) Enterprise Management Co., Ltd 泛华十五区（成都）企业管理有限公司	the PRC August 18, 2023	RMB	200,000	-	-	100%	Enterprise Management

Fanhua Sixteenth District (Tianjin) Enterprise Management Co., Ltd 泛华十六区（天津）企业管理有限公司	the PRC October 18, 2023	RMB	200,000	-	-	100%	Enterprise Management

Shenzhen Fanlian second district (Beijing) Enterprise Management Co., Ltd 深泛联二区（北京）企业管理有限公司	the PRC October 30, 2023	RMB	1,000,000	-	-	100%	Enterprise Management

Fanlian Investment (Xi'an) Enterprise Management Co., Ltd 泛联投(西安)企业管理有限公司	the PRC September 20, 2023	RMB	500,000	-	-	100%	Enterprise Management

Guangzhou Mingsheng Capital Management Limited Partnership (LP) 广州明晟资本管理合伙企业（有限合伙）	theThe PRC January 1, 2024	RMB	40,000,000	-		100%	Financial consultancy

Shenfanlian first district (Nanning) Enterprise Management Co., Ltd. 深泛联一区（南宁）企业管理有限公司	the PRC March 5, 2024	RMB	1,000,000	-	-	100%	Enterprise Management

Shenfanlian sixteenth district(Chengdu) Enterprise Management Co., Ltd. 深泛联十六区（成都）企业管理有限公司 Shenpanlian Shisi qu (Beijing) Enterprise Management Co., Ltd. 深泛联十四区（北京）企业管理有限公司	the PRC May 29, 2024						Enterprise Management

Fanfu (Nanjing) Enterprise Management Co., Ltd. 泛服（南京）企业管理有限公司	the PRC March 13, 2024	RMB	200,000	-	-	100%	Enterprise Management

Shanghai Shenfan Enterprise Management Co., Ltd 上海深泛企业管理有限公司	the PRC December 16, 2024	RMB	200,000	-	-	100%	Enterprise Management

Shenfanlian fourteenth district (Beijing) Enterprise Management Co., Ltd. 深泛联十四区（北京）企业管理有限公司	the PRC July 19, 2024	RMB	500,000	-	-	100%	Enterprise Management
Name of company	Place and date of incorporation/ establishment	Registered capital		Issued and fully paid up capital	Percentage of equity attributable to the Group		Principal activities
					Direct	Indirect

Haikou Fanhua Financial Advisory Co., Ltd. 海口市泛华财务咨询有限公司	the PRC June 12, 2020	RMB	1,000,000	-	-	100%	Financial consultancy

Ganzhou Shenzhen Fanlian Financial Advisory Co., Ltd. 赣州深泛联财务咨询有限公司	the PRC August 8, 2020	RMB	1,000,000	-	-	100%	Financial consultancy

Fanhua Jinfu (Foshan) Co., Ltd. 泛华金服（佛山）有限公司	the PRC May 22, 2020	RMB	200,000,000	-	-	100%	Financial consultancy

Guangzhou Nansha Weisen Technology Co., Ltd 广州南沙区玮森科技有限公司	the PRC March 30, 2020	RMB	500,000	-	-	100%	Software development and maintenance

Wuxi Shenzhen Fanlian Enterprise Management Co., Ltd. 无锡深泛联企业管理有限公司	the PRC April 27, 2022	RMB	500,000	-	-	100%	Enterprise Management

Ningbo Lianyi Technological Advisory Co., Ltd. 宁波联亿科技咨询有限公司	the PRC November 24, 2022	RMB	50,000,000	-	-	100%	Financial consultancy

Shenfanlian Eighteenth District (Dongguan) Enterprise Management Co., Ltd 深泛联十八区（东莞）企业管理有限公司	the PRC June 06, 2023	RMB	1,000,000	-	-	100%	Enterprise Management

Shenfanlian Eightth District (Jinan) Enterprise Management Co., Ltd 深泛联八区（济南）企业管理有限公司	the PRC June 13, 2023	RMB	1,000,000	-	-	100%	Enterprise Management

Shenfanlian Second District (Shenzhen) Enterprise Management Co., Ltd- 深泛联二区（深圳）企业管理有限公司	the PRC April 20, 2023	RMB	1,000,000	-	-	100%	Enterprise Management

ShenfanLian (Qingdao) Enterprise Management Co., Ltd 深泛联（青岛）企业管理有限公司	the PRC June 14, 2023	RMB	1,000,000	-	-	100%	Enterprise Management

Schedule of Investments in the Consolidated VIEs

The table sets forth the investments in the consolidated VIEs by the Group as of December 31, 2024.

Name of the consolidated VIEs	Place and date of incorporation/ establishment	Principal activities

Jinghua Structured Fund 6 菁华6号信托计划	the PRC September 9, 2014	Micro credit

Bohai Trust Shenfanlian Micro Finance Structured Fund 渤海信托深泛联小微金融集合资金信托计划	the PRC September 14, 2016	Micro credit

Bohai Huihe SME Structured Fund 渤海汇和中小微企业经营贷集合资金信托计划	the PRC September 29, 2017	Micro credit

Beijing Fanhua Micro-credit Company Limited 北京泛华小额贷款有限公司	the PRC August 10, 2012	Micro credit

Zhonghai Lanhai Structured Fund 1 中海信托蓝海1号集合资金信托计划	the PRC July 18, 2018	Micro credit

Bohai Trust No.1 Huiying Structured Fund 渤海惠盈1号集合资金信托计划	the PRC September 10, 2018	Micro credit

Bohai Trust No.2 Shenzhen Fanhua United Structured Fund 渤海信托-深泛联2号集合资金信托计划	the PRC November 28, 2018	Micro credit

Jinghua Structured Fund 1 外贸信托菁华1号集合资金信托计划	the PRC May 8, 2019	Micro credit

Hunan Structured Fund 2019-1 湖南信托2019-1集合资金信托计划	the PRC September 23, 2019	Micro credit

Hunan Structured Fund 2019-2 湖南信托2019-2集合资金信托计划	the PRC September 23, 2019	Micro credit

Shaanxi International Xinglong Structured Fund 1-1 陕国投·兴隆1-1号集合资金信托计划	the PRC November 6, 2019	Micro credit

Shaanxi International Xinglong Structured Fund 2-1 陕国投·兴隆2-1号集合资金信托计划	the PRC September 24, 2019	Micro credit
Name of the consolidated VIEs	Place and date of incorporation/ establishment	Principal activities

No. 50 Jinghua Structured Fund 外贸信托菁华50号资管计划	the PRC April 26, 2019	Micro credit

No. 70 Jinghua Structured Fund 外贸信托菁华70号资管计划	the PRC December 25, 2020	Micro credit

Shaanxi International Xinglong Structured Fund 22-1 陕国投·兴隆22-1号集合资金信托计划	the PRC June 22, 2020	Micro credit

No. 74 Jinghua Structured Fund 外贸信托菁华74号资管计划	the PRC November 26, 2020	Micro credit

Hunan Structured Fund 2020-1 湖南信托2020-1集合资金信托计划	the PRC December 8, 2020	Micro credit

Shaanxi International Xinglong Structured Fund 2-2 陕国投·兴隆2-2号集合资金信托计划	the PRC January 26, 2021	Micro credit

Zhonghai Lanhai Structured Fund 30-X 中海信托-蓝海30-X号集合资金信托计划	the PRC March 17, 2021	Micro credit

Bohai Trust 2020 Pucheng No. 75 渤海信托·2020普诚75号集合资金信托计划	the PRC July 15, 2021	Micro credit

Guomin Tianshu Structured Fund 2-1 国民信托·天枢2-1号单一资金信托	the PRC August 31, 2021	Micro credit

Shenzhen Ruishu Economic Information Technology Advisory Partnership (Limited Partnership) 深圳瑞枢经济信息技术咨询合伙企业（有限合伙）	the PRC September 30, 2021	Micro credit
Name of the consolidated VIEs	Place and date of incorporation/ establishment	Principal activities

Shenzhen Chengshu Information Technology Advisory Partnership (Limited Partnership) 深圳诚枢信息技术咨询合伙企业（有限合伙）	the PRC November 29, 2021	Micro credit

Zhongrong Yuanshuo No.1 Structured Fund 中融-元烁1号集合资金信托计划	the PRC September 29, 2021	Micro credit

Tianjin Baihua Economic Information Advisory Partnership (Limited Partnership) 天津柏华经济信息咨询合伙企业（有限合伙）	the PRC January 19, 2022	Micro credit

Bohai Trust 2021 Pucheng No. 83 渤海信托·2021普诚83号集合资金信托计划	the PRC January 25, 2022	Micro credit

Zhongrong Yuanshuo No.2 Structured Fund 中融-元烁2号集合资金信托计划	the PRC February 18, 2022	Micro credit

Shenzhen Huashu Information Technology Advisory Partnership (Limited Partnership) 深圳华枢信息技术咨询合伙企业（有限合伙）	the PRC February 22, 2022	Micro credit

Zijin No.3 Business Acceleration Structured Fund 紫金信托·助业3号集合资金信托计划	the PRC April 25, 2022	Micro credit

Zhongliang Hongrui No.1 Structured Fund 中粮信托-弘瑞普惠1号集合资金信托计划	the PRC May 19, 2022	Micro credit

Zhongrong Yuanshuo No.3 Structured Fund 中融-元烁3号集合资金信托计划	the PRC July 26, 2022	Micro credit

Tianjin Pinhua Economic Information Advisory Partnership (Limited Partnership) 天津品华经济信息咨询合伙企业（有限合伙）	the PRC October 10, 2022	Micro credit
Name of the consolidated VIEs	Place and date of incorporation/ establishment	Principal activities

Shenzhen Zeshu Information Technology Advisory Partnership (Limited Partnership) 深圳泽枢信息技术咨询合伙企业（有限合伙）	the PRC November 19, 2022	Micro credit

Hunan Caixin - Zhongliang - Hongxin Universal Benefit No. 1 湖南财信-中粮-弘信普惠1号集合资金信托计划	the PRC February 7, 2023	Micro credit

Shenzhen Mingshu Information Technology Advisory Partnership (Limited Partnership) 深圳名枢信息技术咨询合伙企业（有限合伙）	the PRC April 13, 2023	Micro credit

No. 51 Jinghua Structured Fund 外贸信托-菁华51号单一资金信托	the PRC June 29, 2023	Micro credit

No. 2 Jinghua Structured Fund 外贸菁华2号集合资金信托计划	the PRC July 7, 2023	Micro credit

Guangzhou Ming Hao Investment Partnership (Limited Partnership) 广州市明灏投资合伙企业（有限合伙）	the PRC Augus 28, 2023	Micro credit

Zhongliang Trust Plan- Hongjun No. 1 中粮信托-弘鋆1号 集合资金信托计划	the PRC September 7, 2023	Micro credit

Zhongliang Trust Plan-Honghao No. 1 中粮信托-弘浩普惠1号集合资金信托计划	the PRC September 7, 2023	Micro credit

Zhongliang Trust Plan-Hongsheng No. 1 中粮信托-弘盛普惠1号集合资金信托计划	the PRC November 1, 2024	Micro credit

Zhongliang Trust Plan- Hongmeng No. 1 中粮信托-弘盟1号集合资金信托计划	the PRC November 15, 2023	Micro credit

Zhongliang Trust Plan- Hongji No. 1 中粮集合资金信托计划信托-弘济1号	the PRC December 25,2023	Micro credit

Schedule of Assets and Liabilities of the Consolidated VIEs

The table sets forth the assets and liabilities of the consolidated VIEs included in the Group’s consolidated balance sheets after elimination of intercompany transactions and balances:

	December 31, 2023	December 31, 2024
	RMB	RMB

Cash, cash equivalents and restricted cash	1,510,686,015	1,024,148,680
Net loans principal, interest and financing service fees receivables	8,415,130,321	5,494,698,105
Loans held-for-sale	1,296,708,106	2,013,904,758
Investment securities	21,545,271	23,000,000
Deferred tax assets	384,801	1,809,403
Other assets	896,921,865	817,414,521

Total assets	12,141,376,379	9,374,975,467

Interest-bearing borrowings	8,231,826,368	5,873,853,217
Income taxes payable	1,030,049	2,013,889
Deferred tax liabilities	-	-
Other liabilities	232,896,540	430,265,217

Total liabilities	8,465,752,957	6,306,132,323

Schedule of Operations of the VIEs

The table sets forth the results of operations of the VIEs included in the Group’s consolidated statements of comprehensive income:

	Year ended December 31
	2022	2023	2024
	RMB	RMB	RMB
Revenue	1,437,398,097	1,352,486,176	1,261,363,850
Net income	381,273,670	495,371,047	397,516,115

Schedule of Cash Flows of the VIEs

The table sets forth the cash flows of the VIEs included in the Group’s consolidated statements of cash flows:

	Year ended December 31
	2022	2023	2024
	RMB	RMB	RMB
Net cash provided by operating activities	939,802,714	1,292,343,388	1,544,447,565
Net cash provided by/(used in) investing activities	(812,396,284)	(1,282,239,529)	1,344,524,994
Net cash provided by/(used in) financing activities	(377,573,931)	234,705,208	(3,375,509,894)